Stockholders' Equity - Summary of Common Stock Outstanding (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2020
Class of Stock [Line Items]
Common stock, shares outstanding	189,684,580		175,912,194	137,911,975		168,713,296
Concentration percentage	100.00%	100.00%	100.00%	100.00%	100.00%
Converted pre-combination Velodyne common stock outstanding, net of shares repurchased as part of the tender offer
Class of Stock [Line Items]
Common stock, shares outstanding	101,849,247		101,849,247
Converted pre-combination Velodyne preferred stock outstanding
Class of Stock [Line Items]
Common stock, shares outstanding	24,772,759		24,772,759
Public stockholders
Class of Stock [Line Items]
Common stock, shares outstanding	53,489,070		44,260,188
Graf Founder shares
Class of Stock [Line Items]
Common stock, shares outstanding	2,575,000		2,575,000
PIPE shares
Class of Stock [Line Items]
Common stock, shares outstanding	200,000		2,455,000
Common Shares Issued Under Employee Stock Award Plans [Member]
Class of Stock [Line Items]
Common stock, shares outstanding	6,798,504
Common Stock Outstanding | Stockholder Concentration Risk
Class of Stock [Line Items]
Concentration percentage	100.00%		100.00%
Common Stock Outstanding | Stockholder Concentration Risk | Converted pre-combination Velodyne common stock outstanding, net of shares repurchased as part of the tender offer
Class of Stock [Line Items]
Concentration percentage	53.70%		57.90%
Common Stock Outstanding | Stockholder Concentration Risk | Converted pre-combination Velodyne preferred stock outstanding
Class of Stock [Line Items]
Concentration percentage	13.10%		14.10%
Common Stock Outstanding | Stockholder Concentration Risk | Public stockholders
Class of Stock [Line Items]
Concentration percentage	28.10%		25.10%
Common Stock Outstanding | Stockholder Concentration Risk | Graf Founder shares
Class of Stock [Line Items]
Concentration percentage	1.40%		1.50%
Common Stock Outstanding | Stockholder Concentration Risk | PIPE shares
Class of Stock [Line Items]
Concentration percentage	0.10%		1.40%
Common Stock Outstanding | Stockholder Concentration Risk | Common Shares Issued Under Employee Stock Award Plans [Member]
Class of Stock [Line Items]
Concentration percentage	3.60%